Share Capital - Additional Information (Detail) $ in Millions			12 Months Ended
	Jan. 24, 2019 CAD ($) shares	Nov. 10, 2017	Dec. 31, 2019 CAD ($) series shares	Dec. 31, 2018 CAD ($) shares
Class of Stock [Line Items]
Common stock outstanding (in shares)			142,239	142,239
Common stock issued (in shares)			142,239	142,239
Return of stated capital | $			$ 748	$ 544
Number of series of preferred stock (in series) | series			2
Preferred dividend rate, basis spread on variable rate		0.25%
Preferred Class B [Member]
Class of Stock [Line Items]
Number of shares redeemed (in shares)	485,870
Value of preferred shares redeemed | $	$ 486
Preferred shares issued (in shares)			0	485,870
Preferred shares outstanding (in shares)			0	485,870
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred shares issued (in shares)			0	0
Preferred shares outstanding (in shares)			0	0